Receivables (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Receivables	$ 369,005	$ 213,346
Trade receivable
Disclosure of detailed information about financial instruments [line items]
Receivables	35,444
GST receivable
Disclosure of detailed information about financial instruments [line items]
Receivables	114,224	49,385
Interest receivable
Disclosure of detailed information about financial instruments [line items]
Receivables	210,007	162,316
Other receivable
Disclosure of detailed information about financial instruments [line items]
Receivables	$ 9,330	$ 1,645